Share capital	12 Months Ended
Sep. 30, 2025
Share Capital
Share capital

14.	Share capital

a.	Authorized and issued capital stock

		Common Shares
		Number	Amount
Balance, September 30, 2023	Note	33,832,784	115,041

Issuance of shares	(i)	10,024	30
Issuance of shares	(ii)	42,157	169
Transfer from contributed surplus		—	501
Exercise of options		252,700	667
Balance, September 30, 2024		34,137,665	116,408
Issuance of shares	(iii)	5,951,250	11,582
Transfer from contributed surplus		—	2,080
Exercise of warrants	(iv)	845,000	3,249
Exercise of options	Note 14(b)	1,175,005	1,547
Balance, September 30, 2025		42,108,920	134,866

i.	In December 2023, additional shares were issued as extension fee for the revolving facility on December 20, 2023. All terms and conditions were unchanged. In exchange for the extension, the Company issued 10,024 shares at Cdn $3.99 (as determined by a five-day volume weighted average) as compensation for Cdn $40 extension fee (US $ 30.01).

ii.	On March 07, 2024, the Company issued 42,157 shares for consulting for investor relations. The Company issued the shares at Cdn $ 5.43 as compensation.

iii.	The company issued 5,175,000 common shares at $2.15 for a total equity raise of $11,789 and share issuance cost of $206. The proceeds were recognised net of legal and consulting fees. Over allotment option for the option shares 776,250 was exercised by the underwriters in the month of December 2024.

iv.	On August 11, 2025, the warrants classified as derivative warrants were exercised by the investors at the price of CDN 5.30. As a result, the Company received US $3,249 in total proceeds. Fair valuation was done under Black Scholes model and the assumptions on the date of exercise included Risk-free interest rate (based on U.S. government bond yields) of 2.68%, expected volatility of the market price of shares (based on historical volatility of share price) of 65.05%, and the expected warrant life (in years) of 0.24 years.

b.	Stock Options

Options to purchase common shares of the Company under its stock option plan may be granted by the Board of Directors of the Company to certain full-time and part-time employees, directors and consultants of the Company and its affiliates. Stock options are non-assignable and may be granted for terms of up to 10 years. Stock options vest at various periods from zero to three years. As a result of the reverse stock split, very five options were consolidated into one option without any action from option holders, reducing the number of outstanding options from approximately 23.5 million to 4.7 million.

On February 17, 2021, at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 3,020,000 to 4,600,000.

On March 25, 2022, at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 4,600,000 to 6,000,000.

	Note	Number outstanding	Weighted average exercise price (US $)
Outstanding, September 30, 2023		4,714,388	2.44
Exercised during the year		(252,700)	2.65
Expired during the year		(24,400)	2.87
Granted		443,000	3.42
Outstanding, September 30, 2024		4,880,288	2.52
Exercised during the year	Note 14(a)	(1,175,005)	1.31
Expired during the year	Note 14(a)	(34,399)	3.34
Granted		854,000	3.37
Outstanding, September 30, 2025		4,524,884	3.44

Exercise price		Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price (US $)
$4.67	(Cdn 6.51)	340,000	0.25	340,000	4.67
$2.44	(Cdn 3.4)	514,000	9.53	163,333	2.44
$3.36	(Cdn 4.68)	414,666	8.51	178,673	3.36
$3.84	(Cdn 5.35)	992,715	7.53	272,391	3.84
$2.05	(Cdn 2.85)	235,000	6.72	235,000	2.05
$4.13	(Cdn 5.75)	20,000	6.16	20,000	4.13
$3.59	(Cdn 5)	1,494,667	5.95	694,667	3.59
$2.37	(Cdn 3.3)	238,268	4.95	238,268	2.37
$1.08	(Cdn 1.5)	99,000	3.83	99,000	1.08
$1.01	(Cdn 1.4)	55,180	2.40	55,180	1.01
$4.38	(Cdn 6.1)	10,667	1.83	10,667	4.38
$7.65	(Cdn 10.65)	101,121	1.25	101,121	7.65
$2.84	(Cdn 3.95)	9,600	0.36	9,600	2.84
		4,524,884		2,417,900	3.44

For the options exercised, the share price at the time of exercise was between CDN $3.54-$8.20. Total stock-based compensation expense recognized during the year ended September 30, 2025, was $1,756 (2024: $2,155).

The Company amortizes the estimated grant date fair value of stock options to expense over the vesting period (generally three years). The grant date fair value of outstanding stock options was determined using the Black-Scholes option pricing model which uses highly subjective and complex assumptions, including the option's expected term and the price volatility of the underlying stock based on historical stock prices, to determine the fair value of the option.

i.	The following table summarizes the assumptions used with the Black-Scholes valuation model for the determination of the stock-based compensation costs for the stock options granted during the year ended September 30, 2025:

Grant date	April 14, 2025

No of options	514,000
Share price	$2.44
Exercise price	$2.44
Average expected life in years	10
Volatility	84.59%
Risk-free weighted interest rate	2.96%
Dividend yield	—
Fair-value of options granted	$1,066

Grant date	August 15, 2025

No of options	340,000
Share price	$4.67
Exercise price	$4.67
Average expected life in years	0.25
Volatility	61.17%
Risk-free weighted interest rate	4.5%
Dividend yield	—
Fair-value of options granted	$244

ii.	The following table summarizes the assumptions used with the Black-Scholes valuation model for the determination of the stock-based compensation costs for the stock options granted during the year ended September 30, 2024:

Grant date	April 05, 2024
No of options	443,000
Share price	$3.44
Exercise price	$3.44
Average expected life in years	10
Volatility	87.98%
Risk-free weighted interest rate	3.58%
Dividend yield	—
Fair-value of options granted	$1,316

c.	Warrants

Details of Share Warrants

	Number Outstanding	Exercise Price
Outstanding, September 30, 2023	1,711,924	$2.38
Expired	(291,924)	$5.92
Outstanding, September 30, 2024	1,420,000	$2.38
Outstanding, September 30, 2025	1,420,000	$0.63

Additionally, the number of derivative warrants outstanding as at September 30, 2025, were 67,841 (September 30, 2024: 912,841).

The grant date fair value of outstanding share warrants was determined using the Black-Scholes pricing model using the following assumptions in the year of the grant:

Risk-free interest rate (based on U.S. government bond yields) of 2.49% (September 30, 2024: 2.94%), expected volatility of the market price of shares (based on historical volatility of share price) of 87.03%, (September 30, 2024: 52.72%) and the expected warrant life (in years) of 0.11 years (September 30, 2024: 1.1). A 10% of change in any assumption would result in the change in derivative warrant liability between $1 (September 30, 2024: ($51)) and $(1) (September 30, 2024: $51).

Warrant continuity schedule is as follows:

	Units	Fair Value ($)
Opening valuation as at Nov 9, 2022	1,754,340	3,259
Warrants exercised as at July 28, 2023	(841,499)	(1,409)
Fair value adjustment	—	(361)
Closing balance (September 30, 2023)	912,841	1,489
Fair value adjustment	—	(1,334)
Closing balance (September 30, 2024)	912,841	155
Warrants exercised as on August 11, 2025	(845,000)	(926)
Fair value adjustment	—	915
Closing balance (September 30, 2025)	67,841	144

d.	Details of Compensation options:

	Number Outstanding	Exercise Price (CDN $)
Outstanding, September 30, 2023	17,522	4.95
Expired during the year	(17,522)	6.70
Outstanding, September 30, 2024, and 2025	—	—